Condensed Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Surfside Acquisition Inc. Common Stock	Surfside Acquisition Inc. Accumulated Deficit	Surfside Acquisition Inc.	Common Stock	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2022	$ 500	$ (62,326)	$ (61,826)
Beginning Balance (in Shares) at Dec. 31, 2022	5,000,000
Net loss		(47,625)	(47,625)			$ (630,235)
Ending balance at Dec. 31, 2023	$ 500	(109,951)	(109,451)	$ 743	$ (630,935)	(630,192)
Ending Balance (in Shares) at Dec. 31, 2023	5,000,000
Net loss		(11,291)	(11,291)		(855,771)	(855,771)
Ending balance at Mar. 31, 2024	$ 500	(121,242)	(120,742)	745	(1,486,706)	(1,485,176)
Ending Balance (in Shares) at Mar. 31, 2024	5,000,000
Beginning balance at Dec. 31, 2023	$ 500	(109,951)	(109,451)	743	(630,935)	(630,192)
Beginning Balance (in Shares) at Dec. 31, 2023	5,000,000
Net loss			(22,752)
Ending balance at Jun. 30, 2024	$ 500	(132,703)	(132,203)	1,622	(2,760,086)	(2,618,613)
Ending Balance (in Shares) at Jun. 30, 2024	5,000,000
Beginning balance at Dec. 31, 2023	$ 500	(109,951)	(109,451)	743	(630,935)	(630,192)
Beginning Balance (in Shares) at Dec. 31, 2023	5,000,000
Net loss						(4,074,114)
Ending balance at Sep. 30, 2024				1,624	(4,705,049)	(4,559,033)
Beginning balance at Dec. 31, 2023	$ 500	(109,951)	(109,451)	743	(630,935)	(630,192)
Beginning Balance (in Shares) at Dec. 31, 2023	5,000,000
Net loss		(44,810)	(44,810)		(8,028,536)	(8,028,536)
Ending balance at Dec. 31, 2024	$ 500	(154,761)	(154,261)	1,632	(8,659,471)	$ (8,513,101)
Ending Balance (in Shares) at Dec. 31, 2024	5,000,000					16,320,839
Beginning balance at Mar. 31, 2024	$ 500	(121,242)	(120,742)	745	(1,486,706)	$ (1,485,176)
Beginning Balance (in Shares) at Mar. 31, 2024	5,000,000
Net loss		(11,461)	(11,461)		(1,273,380)	(1,273,380)
Ending balance at Jun. 30, 2024	$ 500	(132,703)	(132,203)	1,622	(2,760,086)	(2,618,613)
Ending Balance (in Shares) at Jun. 30, 2024	5,000,000
Net loss					(1,944,963)	(1,944,963)
Ending balance at Sep. 30, 2024				1,624	(4,705,049)	(4,559,033)
Beginning balance at Dec. 31, 2024	$ 500	(154,761)	(154,261)	1,632	(8,659,471)	$ (8,513,101)
Beginning Balance (in Shares) at Dec. 31, 2024	5,000,000					16,320,839
Net loss		(11,263)	(11,263)		(3,335,370)	$ (3,335,370)
Ending balance at Mar. 31, 2025	$ 500	(166,024)	(165,524)	1,626	(11,994,841)	(11,840,060)
Ending Balance (in Shares) at Mar. 31, 2025	5,000,000
Beginning balance at Dec. 31, 2024	$ 500	(154,761)	(154,261)	1,632	(8,659,471)	$ (8,513,101)
Beginning Balance (in Shares) at Dec. 31, 2024	5,000,000					16,320,839
Net loss			(24,037)
Ending balance at Jun. 30, 2025	$ 500	(178,798)	(178,298)	1,626	(15,795,931)	$ (15,638,288)
Ending Balance (in Shares) at Jun. 30, 2025	5,000,000
Beginning balance at Dec. 31, 2024	$ 500	(154,761)	(154,261)	1,632	(8,659,471)	$ (8,513,101)
Beginning Balance (in Shares) at Dec. 31, 2024	5,000,000					16,320,839
Net loss						$ (47,527,343)
Ending balance at Sep. 30, 2025				5,087	(56,186,814)	29,919,219
Beginning balance at Mar. 31, 2025	$ 500	(166,024)	(165,524)	1,626	(11,994,841)	(11,840,060)
Beginning Balance (in Shares) at Mar. 31, 2025	5,000,000
Net loss		(12,774)	(12,774)		(3,801,090)	(3,801,090)
Ending balance at Jun. 30, 2025	$ 500	$ (178,798)	$ (178,298)	1,626	(15,795,931)	(15,638,288)
Ending Balance (in Shares) at Jun. 30, 2025	5,000,000
Net loss					(40,390,883)	(40,390,883)
Ending balance at Sep. 30, 2025				$ 5,087	$ (56,186,814)	$ 29,919,219